Schedule of Investments PIMCO High Income Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 22.2%
Altice France SA 10.547% (TSFR3M + 6.875%) due 05/31/2031 ~		$11,261	$11,306
AP Core Holdings II LLC 9.428% (TSFR3M + 5.500%) due 09/01/2027 ~		8,110	7,925
Clover Holdings 2 LLC
TBD% - 3.500% due 12/10/2029 ~µ		909	838
7.676% (TSFR1M + 4.000%) due 12/09/2031 ~		3,656	3,509
Coreweave Compute Acquisition Co. IV LLC 9.669% - 9.700% (TSFR3M + 6.000%) due 05/16/2029 «~		6,288	6,480
Envision Healthcare Corp. 11.641% (TSFR3M + 7.875%) due 11/03/2028 «~		11,933	12,291
Finastra USA, Inc.
7.671% (TSFR3M + 4.000%) due 09/15/2032 ~		4,600	4,331
10.674% (TSFR3M + 7.000%) due 09/15/2033 ~		400	346
Forward Air Corp. 8.167% (TSFR3M + 4.500%) due 12/19/2030 ~		1,797	1,754
FPS Finance Co. 1 LLC 6.610% (EUR003M + 2.950%) due 05/26/2028 «~		200	200
Gateway Casinos & Entertainment Ltd. 9.936% (TSFR3M + 6.250%) due 12/18/2030 ~		5,429	5,442
iHeartCommunications, Inc. 9.557% (TSFR1M + 5.775%) due 05/01/2029 ~		460	404
Ineos U.S. Finance LLC 6.918% (TSFR1M + 3.250%) due 02/18/2030 ~		4,428	3,882
J&J Ventures Gaming LLC 8.782% (TSFR1M + 5.000%) due 04/26/2028 «~		1,251	1,251
Lealand Finance Co. BV 6.782% (TSFR1M + 3.000%) due 06/30/2027 ~		105	88
Lealand Finance Co. BV (7.782% Cash) 7.782% (TSFR1M + 4.000%) due 12/31/2027 ~		593	496
Mercury Aggregator LP TBD% due 04/03/2027 «~		2,677	0
MPH Acquisition Holdings LLC
7.417% (TSFR3M + 3.750%) due 12/31/2030 ~		762	762
8.528% (TSFR3M + 4.600%) due 12/31/2030 ~		7,509	6,686
Newfold Digital Holdings Group, Inc. 9.419% - 9.442% (TSFR3M + 5.750%) due 04/30/2029 «~		72	55
Nscale AS TBD% - 8.700% (TSFR3M + 5.000%) due 08/11/2032 «~µ		3,000	3,000
OCS Group Holdings Ltd. 8.980% due 11/28/2031 ~	GBP	1,900	2,506
Peraton Corp.
7.517% (TSFR3M + 3.750%) due 02/01/2028 ~		$18,532	15,861
11.523% (TSFR3M + 7.750%) due 02/01/2029 ~		532	386
Poseidon Bidco SASU 7.504% (EUR006M + 5.000%) due 03/13/2030 ~	EUR	3,000	1,040
Promotora de Informaciones SA 7.499% (EUR003M + 5.470%) due 12/31/2029 «~		15,537	17,555
Steenbok Lux Finco 2 SARL 10.000% due 12/31/2028 ~		20,920	7,311
Stepstone Group Midco 2 GmbH
6.599% (EUR006M + 4.500%) due 04/26/2032 ~		8,000	8,123
8.199% (TSFR6M + 4.500%) due 12/19/2031 ~		$1,489	1,310
Subcalidora 2 7.877% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	7,000	7,908
Syniverse Holdings, Inc. 10.700% (TSFR3M + 7.000%) due 05/13/2027 «~		$19,143	17,732
U.S. Renal Care, Inc. 8.782% (TSFR1M + 5.000%) due 06/28/2028 ~		30,330	28,646
Unicorn Bay 13.000% due 12/31/2026 «~	HKD	35,443	4,577
Westmoreland Coal Co. 8.000% due 03/15/2029 «~		$2,474	1,076

Total Loan Participations and Assignments (Cost $204,492)			185,077

CORPORATE BONDS & NOTES 47.1%
BANKING & FINANCE 11.1%
Alamo Re Ltd.
12.590% (FHMMUSTF + 9.080%) due 06/07/2026 ~		5,300	5,372
15.390% (FHMMUSTF + 11.880%) due 06/08/2026 ~		1,200	1,223

Schedule of Investments PIMCO High Income Fund (Cont.)	March 31, 2026 (Unaudited)

Antares Holdings LP 6.350% due 10/23/2029 (m)		500	495
Armor Holdco, Inc. 8.500% due 11/15/2029 (m)		1,900	1,737
Atlantic Marine Corps Communities LLC 5.383% due 02/15/2048 (m)		3,925	3,242
Bayou Re Ltd. 15.950% (JMMMUSTF + 12.390%) due 05/26/2030 ~		1,200	1,219
BOI Finance BV 7.500% due 02/16/2027 (m)	EUR	3,000	3,538
Cape Lookout Re Ltd.
8.760% (FHMMUSTF + 5.250%) due 03/21/2033 ~		$250	250
9.510% (FHMMUSTF + 6.000%) due 03/21/2033 ~		250	250
10.712% (FHMMUSTF + 7.202%) due 04/28/2030 ~		250	251
12.239% (GSMMUSTF + 8.702%) due 04/05/2027 ~		900	914
Commonwealth RE Ltd. 7.417% (JMMMUSTF + 3.857%) due 07/08/2030 ~		3,700	3,724
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045	PEN	1,000	306
Credit Suisse AG AT1 Claim		$600	210
East Lane Re VII Ltd. 12.160% (BRMMUSDF + 8.500%) due 03/31/2032 ~		250	250
Everglades Re II Ltd.
14.041% (GSMMUSTI + 10.500%) due 05/13/2027 ~		400	405
15.041% (GSMMUSTI + 11.500%) due 05/13/2031 ~		400	406
16.291% (GSMMUSTI + 12.750%) due 05/13/2027 ~		400	407
Ford Motor Credit Co. LLC 5.676% (SOFRRATE + 2.030%) due 03/20/2028 ~(m)		900	902
Gateway Re Ltd. 5.560% (BRMMUSDF + 2.000%) due 07/06/2029 ~		850	850
GLP Capital LP/GLP Financing II, Inc. 5.625% due 03/01/2036 (m)		1,400	1,363
Golden Bear Re Ltd.
13.162% (T-BILL 1MO + 9.500%) due 03/08/2032 ~		250	250
13.412% (JMMMUSTF + 9.750%) due 01/08/2029 ~		470	479
Greengrove RE Ltd. 11.290% (BNMMDTSC + 7.750%) due 04/08/2032 ~		250	259
GSPA Monetization Trust 6.422% due 10/09/2029 (m)		2,668	2,686
HA Sustainable Infrastructure Capital, Inc. 6.000% due 03/15/2036		100	97
Hestia Re Ltd. 3.640% (BNMMDTSC + 0.100%) due 04/22/2029 ~		27	15
Integrity RE III Ltd. 29.010% (FHMMUSTF + 25.500%) due 06/06/2027 ~		250	275
Integrity Re Ltd.
14.064% (FHMMUSTF + 10.554%) due 06/06/2026 ~		350	356
20.744% (FHMMUSTF + 17.234%) due 06/08/2026 ~		450	463
26.306% (FHMMUSTF + 22.796%) due 06/08/2026 ~		450	467
ION Platform Finance SARL
6.500% due 09/30/2030 (m)	EUR	1,400	1,352
6.500% due 09/30/2030		100	97
6.875% due 09/30/2032 (m)		1,500	1,386
7.875% due 05/01/2029		3,010	3,247
7.875% due 05/01/2029 (m)		2,800	3,020
ION Platform Finance U.S., Inc. 7.875% due 09/30/2032 (m)		$1,400	1,085
ION Platform Finance U.S., Inc./ION Platform Finance SARL
5.000% due 05/01/2028 (m)		300	281
8.750% due 05/01/2029 (m)		2,300	2,141
9.000% due 08/01/2029 (m)		2,490	2,311
9.500% due 05/30/2029 (m)		4,900	4,618
Long Point Re IV Ltd. 7.810% (BRMMUSDF + 4.250%) due 06/01/2026 ~(m)		5,700	5,715
Lower Ferry Re Ltd.
8.176% (MSMMUSTF + 4.646%) due 07/08/2030 ~		600	606
9.034% (MSMMUSTF + 5.504%) due 07/08/2030 ~		4,400	4,455
Luca RE Ltd. 10.810% (JMMMUSTF + 7.250%) due 07/22/2031 ~		350	361
Marex Group PLC 6.404% due 11/04/2029 (m)		300	309
Mayflower Re Ltd.
8.555% (FHMMUSTF + 5.045%) due 07/08/2030 ~		1,000	1,010
10.023% (FHMMUSTF + 6.513%) due 07/08/2030 ~		7,000	7,091
Nature Coast Re Ltd.
11.661% (T-BILL 3MO + 8.000%) due 02/26/2030 ~		250	249
13.291% (GSMMUSTI + 9.750%) due 04/10/2033 ~		250	259
Polestar Re Ltd.
14.150% (BRMMUSDF + 10.590%) due 01/07/2028 ~		300	314
16.810% (BRMMUSDF + 13.250%) due 01/07/2027 ~		900	931
PRIO Luxembourg Holding SARL 6.750% due 10/15/2030 (m)		2,000	1,948
Purple Re Ltd.
6.060% (JMMMUSTF + 2.500%) due 06/07/2033 ~		250	250
14.140% (JMMMUSTF + 10.580%) due 06/05/2026 ~		1,200	1,220

Schedule of Investments PIMCO High Income Fund (Cont.)	March 31, 2026 (Unaudited)

Quercus II Re DAC 13.079% (EUR003M + 11.000%) due 01/07/2028 ~	EUR	250	289
Sanders Re III Ltd.
11.280% (BRMMUSDF + 7.720%) due 06/05/2029 ~		$1,800	1,821
15.880% (BRMMUSDF + 12.320%) due 04/09/2029 ~		804	523
Thames Ssnm Unfunded Comm 9.750% due 10/10/2027	GBP	3	4
Titanium 2l Bondco SARL 6.250% due 01/14/2031	EUR	8,545	1,605
Torrey Pines Re Ltd.
9.596% (JMMMUSTF + 6.036%) due 06/07/2027 ~		$250	259
10.666% (JMMMUSTF + 7.106%) due 06/07/2027 ~		250	259
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.000% due 01/15/2030 (m)		9,263	8,722
Ursa Re II Ltd. 11.411% (MSMMUSTF + 7.750%) due 06/07/2028 ~		250	252
Ursa Re Ltd.
11.041% (GSMMUSTI + 7.500%) due 02/22/2028 ~		400	409
12.810% (JMMMUSTF + 9.250%) due 12/07/2028 ~		1,000	1,028
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(d)		3,223	0
Winston RE Ltd. 15.230% (BNMMDTSC + 11.690%) due 02/26/2031 ~		700	731

			92,819

INDUSTRIALS 30.8%
Altice France Lux 3/Altice Holdings 1 10.000% due 01/15/2033 (m)		2,369	2,156
Altice France SA
6.500% due 04/15/2032 (m)		401	381
6.875% due 10/15/2030 (m)		540	517
9.500% due 11/01/2029 (m)		762	771
ams-OSRAM AG
10.500% due 03/30/2029 (m)	EUR	1,400	1,700
12.250% due 03/30/2029 (m)		$500	532
APLD ComputeCo 2 LLC 6.750% due 03/15/2031 (m)		500	497
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029 (m)		1,500	1,130
Beignet Investor LLC 6.581% due 05/30/2049 (m)		16,360	16,833
Centene Corp. 3.375% due 02/15/2030		200	181
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000% due 06/15/2029 (m)		5,700	4,242
Central Parent, Inc./CDK Global, Inc. 7.250% due 06/15/2029 (m)		8,150	5,874
Cerdia Finanz GmbH 9.375% due 10/03/2031 (m)		4,070	4,052
Cheplapharm Arzneimittel GmbH
6.750% due 02/15/2032	EUR	4,200	4,756
7.500% due 05/15/2030 (m)		5,600	6,539
Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032 (m)		$6,300	5,500
7.000% due 06/15/2027 (m)		10,600	10,481
CoreWeave, Inc. 9.000% due 02/01/2031 (m)		800	762
CVR Energy, Inc. 7.500% due 02/15/2031 (m)		1,000	1,008
DISH DBS Corp.
5.250% due 12/01/2026		6,650	6,597
5.750% due 12/01/2028		12,450	12,049
7.750% due 07/01/2026		5,500	5,488
Ecopetrol SA
4.625% due 11/02/2031 (m)		3,000	2,668
7.750% due 02/01/2032 (m)		14,600	14,756
Flora Food Management BV
6.875% due 07/02/2029 (m)	EUR	1,000	1,086
7.500% due 10/31/2030		600	687
Ford Motor Co. 7.700% due 05/15/2097 (m)		$7,745	7,835
General Shopping Investments Ltd. 0.000% due 09/20/2026 (j)		2,500	160
GSG Bidco Ltd. 5.375% due 06/15/2036	EUR	1,100	1,263
HCA, Inc. 7.500% due 11/15/2095 (m)		$1,746	1,860
HF Sinclair Corp. 6.250% due 01/15/2035 (m)		1,900	1,963
Incora Intermediate II LLC (0.500% PIK) 0.500% due 01/31/2030 «(c)		10,145	10,145
Incora Top Holdco LLC 6.000% due 01/30/2033 «(l)		7,153	10,833
Intralot Capital Luxembourg SA
6.513% due 10/15/2031 •	EUR	1,800	1,993

Schedule of Investments PIMCO High Income Fund (Cont.)	March 31, 2026 (Unaudited)

6.750% due 10/15/2031 (m)		5,400	5,979
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031 (m)		$1,613	1,527
Kronos International, Inc. 9.500% due 03/15/2029 (m)	EUR	3,000	3,000
Motion Finco SARL 8.375% due 02/15/2032 (m)		$400	331
MPH Acquisition Holdings LLC 5.750% due 12/31/2030 (m)		6,200	4,750
National Mentor Holdings, Inc. 10.500% due 12/15/2030 (m)		1,400	1,446
New Albertsons LP 6.570% due 02/23/2028 (m)		4,021	4,044
Newfold Digital Holdings Group, Inc. 9.419% due 04/30/2029		1,403	737
Nexstar Media, Inc. 6.500% due 09/15/2033 (m)		1,100	1,109
Nissan Motor Co. Ltd.
4.810% due 09/17/2030 (m)		6,600	5,999
7.500% due 07/17/2030 (m)		500	504
Noble Finance II LLC 8.000% due 04/15/2030 (m)		11,725	12,078
OAK-Eagle Acquireco, Inc.
6.250% due 07/01/2033 (b)	EUR	1,600	1,890
7.250% due 07/01/2033 (b)		$800	829
8.750% due 07/01/2034 (b)		500	524
Ocado Group PLC
10.500% due 08/08/2029 (m)	GBP	4,272	5,592
11.000% due 06/15/2030 (m)		4,250	5,618
Petroleos de Venezuela SA
6.000% due 11/15/2026 ^(d)		$4,100	1,411
9.750% due 05/17/2035 ^(d)		1,900	794
Petroleos Mexicanos
6.700% due 02/16/2032 (m)		3,463	3,392
6.750% due 09/21/2047 (m)		1,098	877
6.840% due 01/23/2030 (m)		1,100	1,103
Prime Healthcare Services, Inc. 9.375% due 09/01/2029 (m)		1,800	1,868
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	14	20
Topaz Solar Farms LLC
4.875% due 09/30/2039 (m)		$1,754	1,588
5.750% due 09/30/2039 (m)		4,574	4,554
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 8.250% due 05/15/2030 (m)	EUR	1,400	1,403
U.S. Renal Care, Inc. 10.625% due 06/28/2028		$1,001	836
Ubisoft Entertainment SA 0.878% due 11/24/2027 (m)	EUR	1,400	1,307
Valaris Ltd. 8.375% due 04/30/2030 (m)		$6,811	7,061
Vale SA 0.000% due 12/29/2049 ~(j)	BRL	120,000	10,152
Venture Global LNG, Inc.
8.125% due 06/01/2028 (m)		$900	921
9.500% due 02/01/2029 (m)		4,709	5,094
Viridien
8.500% due 10/15/2030 (m)	EUR	1,356	1,650
10.000% due 10/15/2030 (m)		$2,508	2,671
Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032 (m)	EUR	1,900	2,024
6.750% due 01/15/2033 (m)		$3,000	2,684
VZ Secured Financing BV 7.500% due 01/15/2033 (m)		1,800	1,698
Wayfair LLC 7.750% due 09/15/2030 (m)		1,100	1,146

			257,506

UTILITIES 5.2%
Altice Holdings 1 SARL 0.010% due 12/31/2099 «	EUR	11	152
FORESEA Holding SA 7.500% due 06/15/2030 (m)		$3,000	2,949
Genesis Energy LP/Genesis Energy Finance Corp. 6.750% due 03/15/2034 (m)		1,700	1,693
NGD Holdings BV 6.750% due 12/31/2026		547	510
Nova Securitisation SARL
5.750% due 02/03/2031 (m)		3,500	3,391
6.500% due 02/03/2036 (m)		1,700	1,619
OI SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK) 10.000% due 06/30/2027 ^(c)(d)		14,404	6,986
OI SA (8.500% PIK) 8.500% due 12/31/2028 ^(c)(d)		29,863	317

Schedule of Investments PIMCO High Income Fund (Cont.)	March 31, 2026 (Unaudited)

Peru LNG SRL 5.375% due 03/22/2030 (m)		10,469	10,169
Qwest Corp. 7.375% due 05/01/2030 (m)		5,130	5,090
SW Finance I PLC
1.625% due 03/30/2027	GBP	2,300	2,922
2.375% due 05/28/2028		3,500	4,310
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 6.500% due 02/15/2029 (m)		$3,200	3,111

			43,219

Total Corporate Bonds & Notes (Cost $434,892)			393,544

CONVERTIBLE BONDS & NOTES 3.7%
INDUSTRIALS 3.7%
ams-OSRAM AG 2.125% due 11/03/2027	EUR	13,700	15,301
DISH Network Corp. 3.375% due 08/15/2026		$5,100	4,954
Ubisoft Entertainment SA 2.375% due 11/15/2028	EUR	9,600	10,597

Total Convertible Bonds & Notes (Cost $31,553)			30,852

MUNICIPAL BONDS & NOTES 1.9%
MICHIGAN 0.2%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044		$2,287	1,763

TEXAS 1.0%
El Paso Downtown Development Corp. Texas Revenue Bonds, Series 2013 7.250% due 08/15/2043		7,175	7,869

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)		66,200	6,151

Total Municipal Bonds & Notes (Cost $18,572)			15,783

U.S. GOVERNMENT AGENCIES 3.9%
Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates 6.153% due 11/25/2055 «~		12,567	8,186
Federal Home Loan Mortgage Corp. REMICS
2.313% due 07/15/2035 •(a)		277	20
2.324% due 06/25/2050 •(a)		2,701	311
2.413% due 02/15/2042 •(a)		332	24
3.353% due 08/15/2036 •(a)		166	21
5.000% due 06/15/2033 ~(a)		290	24
5.427% due 05/15/2033 •		15	15
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust 4.221% due 11/25/2059 ~		5,844	2,978
Federal Home Loan Mortgage Corp. STACR REMICS Trust
11.162% due 10/25/2041 •		5,350	5,504
11.462% due 11/25/2041 •		8,200	8,481
12.162% due 02/25/2042 •		2,200	2,317
Federal National Mortgage Association Connecticut Avenue Securities Trust
9.162% due 12/25/2041 •		1,200	1,229
9.662% due 12/25/2041 •		2,700	2,771
Federal National Mortgage Association REMICS
2.324% due 07/25/2050 •(a)		2,559	301
3.500% due 09/25/2027 (a)		12	0
4.000% due 06/25/2050 (a)		1,594	296
10.000% due 01/25/2034 •		72	75
Government National Mortgage Association REMICS
3.500% due 06/20/2042 - 03/20/2043 (a)		365	51
4.500% due 07/20/2042 (a)		46	5
5.000% due 09/20/2042 (a)		85	10
Uniform Mortgage-Backed Security, TBA 3.000% due 06/01/2040		100	88

Total U.S. Government Agencies (Cost $34,991)			32,707

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
4.875% due 08/15/2045 (q)		466	465
U.S. Treasury Notes
4.250% due 08/15/2035 (o)(q)		706	703

Schedule of Investments PIMCO High Income Fund (Cont.)	March 31, 2026 (Unaudited)

Total U.S. Treasury Obligations (Cost $1,202)			1,168

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.4%
Adjustable Rate Mortgage Trust 4.133% due 05/25/2036 •		2,761	1,061
Atrium Hotel Portfolio Trust 5.470% due 12/15/2036 •(m)		5,500	5,407
Banc of America Alternative Loan Trust
1.807% due 06/25/2046 •(a)		1,824	138
2.847% due 06/25/2037 •(a)		1,592	184
4.153% due 06/25/2037 •		1,466	1,069
Banc of America Funding Trust
6.000% due 07/25/2037		239	205
6.250% due 10/26/2036		3,353	1,132
Banc of America Mortgage Trust 4.309% due 02/25/2036 ~		3	3
BCAP LLC Trust
4.447% due 03/26/2037 þ		1,085	1,858
6.000% due 05/26/2037 ~		4,145	1,586
CD Mortgage Trust 5.688% due 10/15/2048		95	90
Chase Mortgage Finance Trust
4.452% due 09/25/2036 ~		27	23
4.658% due 12/25/2035 ~		6	5
CHL Mortgage Pass-Through Trust
1.557% due 12/25/2036 •(a)		1,600	167
4.096% due 09/20/2036 ~		166	149
4.592% due 09/25/2047 ~		13	12
Citigroup Mortgage Loan Trust, Inc.
4.871% due 11/25/2035 ~(m)		8,614	4,080
4.972% due 07/25/2037 ~		46	42
6.500% due 09/25/2036 (m)		2,080	984
CLNY Trust
6.059% due 11/15/2038 •(m)		1,700	1,630
6.755% due 11/15/2038 •(m)		1,050	990
Countrywide Alternative Loan Trust
1.207% due 04/25/2035 •(a)		1,531	78
4.293% due 12/25/2046 •		1,138	984
4.474% due 02/25/2037 ~		61	55
6.000% due 02/25/2037		3,992	1,377
6.250% due 12/25/2036 •		2,122	842
6.500% due 06/25/2036		591	263
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 01/25/2036		1,262	742
CSMC Trust
3.431% due 11/10/2032		1,200	1,017
8.044% due 07/15/2032 •		950	948
Eurosail-U.K. PLC
5.215% due 06/13/2045 •	GBP	3,347	3,771
7.865% due 06/13/2045 •		988	1,082
HarborView Mortgage Loan Trust
3.933% due 08/19/2036 ~		$76	65
5.498% due 08/19/2036 ~		1	1
Hilton USA Trust 2.828% due 11/05/2035		900	772
IM Pastor 3 FTH 2.248% due 03/22/2043 •	EUR	1,466	1,497
JP Morgan Alternative Loan Trust 4.108% due 03/25/2037 ~(m)		$2,335	2,066
JP Morgan Chase Commercial Mortgage Securities Trust
5.320% due 11/15/2035 •		1,300	986
5.537% due 03/15/2036 •		1,750	1,464
5.670% due 11/15/2035 •		600	342
JP Morgan Mortgage Trust
2.827% due 01/25/2037 •(a)		13,154	1,700
3.942% due 07/27/2037 ~		3,928	3,277
Lehman XS Trust 4.233% due 06/25/2047 •(m)		929	890
New Orleans Hotel Trust 5.309% due 04/15/2032 •(m)		1,000	987
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.462% due 04/25/2036 ~(m)		2,454	2,211
Nomura Resecuritization Trust 3.688% due 07/26/2035 ~(m)		3,626	3,219
PRPM LLC
5.089% due 02/25/2031 þ		2,577	2,578
5.185% due 02/25/2031 þ(m)		6,471	6,408
5.503% due 08/25/2030 þ(m)		911	909
5.729% due 07/25/2030 þ		901	899
Residential Asset Securitization Trust
4.193% due 01/25/2046 •		165	44
6.250% due 09/25/2037		4,542	1,612
6.500% due 08/25/2036		790	206
SG Commercial Mortgage Securities Trust 2.937% due 03/15/2037 (m)		1,400	1,337

Schedule of Investments PIMCO High Income Fund (Cont.)	March 31, 2026 (Unaudited)

Structured Adjustable Rate Mortgage Loan Trust
4.219% due 01/25/2036 ~	83	44
4.772% due 04/25/2047 ~	258	97
Structured Asset Mortgage Investments II Trust 4.173% due 07/25/2046 •(m)	3,489	2,890
WaMu Mortgage Pass-Through Certificates Trust 3.134% due 05/25/2037 ~	47	39
Washington Mutual Mortgage Pass-Through Certificates Trust
2.887% due 04/25/2037 •(a)	6,248	1,142
6.500% due 03/25/2036 (m)	3,757	2,855
Worldwide Plaza Trust 3.526% due 11/10/2036	1,999	1,598
WSTN Trust
7.690% due 07/05/2037 ~(m)	1,600	1,614
8.455% due 07/05/2037 ~(m)	1,600	1,602
9.835% due 07/05/2037 ~(m)	1,300	1,307

Total Non-Agency Mortgage-Backed Securities (Cost $87,884)		78,632

ASSET-BACKED SECURITIES 13.0%
AUTOMOBILE ABS OTHER 0.3%
Ally Bank Auto Credit-Linked Notes
6.066% due 06/15/2033	1,255	1,260
6.942% due 06/15/2033	554	553
10.219% due 06/15/2033	960	965

		2,778

HOME EQUITY OTHER 5.2%
ABFC Trust 5.043% due 06/25/2037 •	584	422
ACE Securities Corp. Home Equity Loan Trust 4.073% due 07/25/2036 •(m)	1,360	1,142
Centex Home Equity Loan Trust 4.868% due 06/25/2034 •(m)	2,501	2,227
Countrywide Asset-Backed Certificates Trust 4.198% due 09/25/2046 •	12,459	10,357
Encore Credit Receivables Trust 4.843% due 07/25/2035 •(m)	7,527	6,757
Equity One Mortgage Pass-Through Trust 3.711% due 07/25/2034 þ	457	370
JP Morgan Mortgage Acquisition Trust 4.149% due 03/25/2047 þ	517	335
Merrill Lynch Mortgage Investors Trust 4.113% due 04/25/2037 •	504	228
Morgan Stanley Mortgage Loan Trust
5.299% due 11/25/2036 •	925	358
6.465% due 09/25/2046 þ	5,713	1,835
People's Financial Realty Mortgage Securities Trust 3.953% due 09/25/2036 •	19,108	3,307
Renaissance Home Equity Loan Trust
6.998% due 09/25/2037 þ	6,148	2,341
7.238% due 09/25/2037 þ	5,319	2,024
Residential Asset Mortgage Products Trust 4.228% due 12/25/2036 •	11,152	9,475
Truman Capital Mortgage Loan Trust 7.918% due 01/25/2034 •	2,342	2,301
Washington Mutual Asset-Backed Certificates Trust 4.093% due 05/25/2036 •	120	95

		43,574

WHOLE LOAN COLLATERAL 5.7%
First Franklin Mortgage Loan Trust 4.663% due 06/25/2036 •	3,147	3,100
Pretium Mortgage Credit Partners LLC
4.968% due 02/25/2056 þ	4,751	4,715
5.180% due 01/25/2056 þ(m)	4,093	4,063
5.184% due 11/25/2055 þ(m)	7,787	7,738
5.193% due 10/25/2055 þ(m)	1,726	1,728
5.265% due 12/25/2055 þ(m)	8,038	7,989
5.342% due 12/25/2055 þ(m)	3,962	3,951
5.510% due 04/25/2056 þ	1,300	1,301
RCO X Mortgage LLC 5.418% due 10/25/2030 þ(m)	3,850	3,842
Specialty Underwriting & Residential Finance Trust 4.768% due 06/25/2036 •	8,070	6,819

Schedule of Investments PIMCO High Income Fund (Cont.)	March 31, 2026 (Unaudited)

VCAT LLC 5.062% due 02/25/2056 þ		2,042	2,035

			47,281

OTHER ABS 1.8%
Aqueduct European CLO DAC 1.000% due 01/25/2039	EUR	1,060	715
Avoca CLO XIII DAC 0.000% due 04/15/2034 ~		2,150	834
Belle Haven ABS CDO Ltd. 7.000% due 07/05/2046 •		$185,947	406
Carlyle Global Market Strategies Euro CLO DAC
0.000% due 01/25/2032 ~	EUR	2,200	542
0.000% due 04/15/2038 ~		548	373
Carlyle U.S. CLO Ltd. 0.000% due 10/15/2031 ~		$4,200	68
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		4,000	437
0.000% due 03/31/2038 ~		2,441	1,251
Cork Street CLO DAC 0.000% due 11/27/2028 ~	EUR	700	99
CVC Cordatus Loan Fund VI DAC 0.000% due 04/15/2032 ~		3,120	757
Duke Funding V Ltd. 7.390% due 08/07/2033 •		$13,523	1,647
Glacier Funding CDO III Ltd. 7.020% due 08/04/2035 •		6,310	400
Man GLG Euro CLO I DAC 0.000% due 10/15/2030 ~	EUR	3,371	4
Marlette Funding Trust 0.000% due 07/16/2029 «(g)		$10	0
Sherwood Funding CDO Ltd. 7.110% due 11/06/2039 •		31,208	5,849
SLM Student Loan Trust 0.000% due 01/25/2042 «(g)		2	296
SMB Private Education Loan Trust 0.000% due 10/15/2048 «(g)		5	1,072

			14,750

Total Asset-Backed Securities (Cost $164,785)			108,383

SOVEREIGN ISSUES 11.7%
Angola Government International Bonds
8.000% due 11/26/2029		3,880	3,842
8.250% due 05/09/2028		3,500	3,534
9.375% due 03/31/2033		3,500	3,467
9.875% due 03/31/2037		3,500	3,468
Argentina Bonar Bonds 0.750% due 07/09/2030 þ		6,494	5,278
Argentina Republic Government International Bonds
1.000% due 07/09/2029		114	101
3.500% due 07/09/2041 þ(m)		9,486	6,365
4.125% due 07/09/2046 þ		107	74
5.000% due 01/09/2038 þ(m)		1,326	1,003
Avenir Issuer IV Ireland DAC 6.000% due 10/25/2027		815	789
Colombia Government International Bonds
1.000% due 03/26/2031	COP	223,900	47
3.750% due 09/19/2028 (m)	EUR	400	453
5.000% due 09/19/2032 (m)		400	436
5.375% due 01/21/2029 (m)		$1,400	1,389
5.625% due 02/19/2036 (m)	EUR	400	424
6.125% due 01/21/2031 (m)		$400	394
Colombia TES
1.000% due 08/22/2029	COP	364,000	92
9.250% due 05/28/2042		100,000	20
11.000% due 08/22/2029		2,003,800	505
11.500% due 07/25/2046		790,300	191
11.750% due 01/24/2035		60,785,900	15,071
12.000% due 03/13/2058		500	0
12.750% due 11/28/2040		1,983,200	526
Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	1,250	1,479
6.001% due 01/16/2036		3,000	3,574
Development Bank of Kazakhstan JSC 18.400% due 10/16/2028	KZT	302,800	651
Dominican Republic International Bonds
10.500% due 03/15/2037 (m)	DOP	389,400	6,686
10.750% due 06/01/2036 (m)		25,900	450
11.250% due 09/15/2035 (m)		53,650	958
Egypt Government Bonds 19.698% due 10/14/2030	EGP	746,200	13,442
Egypt Government International Bonds 9.450% due 02/04/2033		$1,500	1,579

Schedule of Investments PIMCO High Income Fund (Cont.)	March 31, 2026 (Unaudited)

El Salvador Government International Bonds 8.625% due 02/28/2029 (m)		1,700	1,775
Ghana Government International Bonds
0.000% due 07/03/2026 (g)		11	11
0.000% due 01/03/2030 (g)		59	50
5.000% due 07/03/2029 þ		296	283
Hellenic Republic Government Bonds
2.000% due 04/22/2027	EUR	55	63
3.900% due 01/30/2033		122	145
4.000% due 01/30/2037		96	112
4.200% due 01/30/2042		119	138
Peru Government International Bonds
6.900% due 08/12/2037	PEN	1,800	514
6.950% due 08/12/2031		2,801	873
Republic of Kenya Government International Bonds
7.875% due 02/26/2034 (m)		$2,300	2,094
8.700% due 02/26/2039		2,300	2,087
Romania Government International Bonds
5.125% due 09/24/2031 (m)	EUR	1,100	1,263
5.875% due 07/11/2032 (m)		2,600	3,048
Turkiye Government Bonds
39.740% (BISTREFI) due 05/17/2028 ~	TRY	31,100	697
40.299% (BISTREFI) due 09/06/2028 ~		268,206	6,011
Ukraine Government International Bonds
0.000% due 02/01/2030 þ(i)		$40	24
0.000% due 02/01/2034 þ(i)		149	64
0.000% due 02/01/2035 þ(i)		126	59
0.000% due 02/01/2036 þ(i)		105	49
4.500% due 02/01/2034 þ		183	98
4.500% due 02/01/2035 þ		256	135
4.500% due 02/01/2036 þ		293	151
Venezuela Government International Bonds
6.000% due 12/09/2049 ^(d)		365	141
9.250% due 09/15/2027 ^(d)		1,552	745
9.250% due 05/07/2028 ^(d)		900	414
11.950% due 08/05/2031 ^(d)		400	206

Total Sovereign Issues (Cost $98,904)			97,538

		SHARES
COMMON STOCKS 8.1%
COMMUNICATION SERVICES 0.9%
Clear Channel Outdoor Holdings, Inc. (e)		754,306	1,788
iHeartMedia, Inc. Class A (e)		178,528	521
iHeartMedia, Inc. Class B «(e)		138,545	356
Promotora de Informaciones SA Class A (e)		282,619	98
SES SA «(e)		222,366	3,336
Uniti Group, Inc. (e)		116,865	1,096

			7,195

CONSUMER DISCRETIONARY 0.0%
Steinhoff International Holdings NV «(e)(l)		27,368,642	0
West Marine «(e)(l)		3,250	21

			21

FINANCIALS 1.7%
Banca Monte dei Paschi di Siena SpA		886,500	7,735
Windstream Services LLC (e)		644,440	6,045
XBP Global Holdings, Inc. (e)		968	4

			13,784

HEALTH CARE 3.2%
AmSurg Corp. «(e)(l)		603,876	26,555

INDUSTRIALS 2.3%
Drillco Holdings Luxembourg SA «(l)		170,549	3,922
Foresea Holdings SA «		70,121	1,613
Incora New Equity «(e)(l)		314,058	11,895
Luxco Co. Ltd. «(e)(l)		51,446	951
Westmoreland Mining Holdings «(e)(l)		87,552	52
Westmoreland Mining LLC «(e)(l)		275,905	1,173

			19,606

REAL ESTATE 0.0%
MNSN Holdings, Inc. «(e)(l)		3,757	233

Schedule of Investments PIMCO High Income Fund (Cont.)	March 31, 2026 (Unaudited)

Total Common Stocks (Cost $65,720)			67,394

WARRANTS 0.1%
COMMUNICATION SERVICES 0.1%
Windstream Holdings II LLC - Exp. 08/01/2035		125,540	1,176

Total Warrants (Cost $765)			1,176

PREFERRED SECURITIES 4.5%
BANKING & FINANCE 3.8%
ADLER Group SA «		1,524,031	0
AGFC Capital Trust I 5.684% (US0003M + 1.750%) due 01/15/2067 ~(m)		20,410,000	12,782
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(j)		70,000	60
Compeer Financial ACA 4.875% due 08/15/2026 •(j)		2,100,000	2,077
OCP CLO Ltd. 0.000% due 04/26/2036 ~		15,547	6,002
WAFC Voussoir «		6,443,107	6,443
Windstream Holdings II LLC 11.000% «		4,111	4,375

			31,739

INDUSTRIALS 0.7%
Clover Holdings, Inc. 0.000% «(l)		14,886	282
SVB Financial Trust
0.000% due 11/07/2032 (g)		19,520	1
11.000% due 11/07/2032		4,283	2,024
Syniverse Holdings, Inc. 12.500% «(l)		3,356,868	2,824
Venture Global LNG, Inc. 9.000% due 09/30/2029 •(j)		530,000	528

			5,659

Total Preferred Securities (Cost $35,627)			37,398

REAL ESTATE INVESTMENT TRUSTS 0.3%
REAL ESTATE 0.3%
VICI Properties, Inc.		95,221	2,601

Total Real Estate Investment Trusts (Cost $272)			2,601

SHORT-TERM INSTRUMENTS 2.3%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720% (k)		659,987	660

		PRINCIPAL AMOUNT (000s)
EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (g)(h)	EGP	12,300	198

NIGERIA TREASURY BILLS 2.2%
20.606% due 01/14/2027 - 01/28/2027 (f)(g)	NGN	28,613,500	17,985

TURKEY TREASURY BILLS 0.0%
38.695% due 04/07/2026 (f)(g)	TRY	11,000	246

U.S. TREASURY BILLS 0.0%
3.664% due 04/21/2026 - 05/26/2026 (f)(g)(q)		$367	365

Schedule of Investments PIMCO High Income Fund (Cont.)	March 31, 2026 (Unaudited)

Total Short-Term Instruments (Cost $19,124)		19,454

Total Investments in Securities (Cost $1,198,783)		1,071,707

	SHARES
INVESTMENTS IN AFFILIATES 7.8%
SHORT-TERM INSTRUMENTS 7.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.8%
PIMCO Short-Term Floating NAV Portfolio III	6,728,254	65,526

Total Short-Term Instruments (Cost $65,520)		65,526

Total Investments in Affiliates (Cost $65,520)		65,526

Total Investments 136.1% (Cost $1,264,303)		$1,137,233
Financial Derivative Instruments (n)(p) 0.4%(Cost or Premiums, net $57,050)		3,604
Other Assets and Liabilities, net (36.5)%		(305,397)

Net Assets Applicable to Common Shareholders 100.0%		$835,440

Schedule of Investments PIMCO High Income Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Coupon represents a yield to maturity.
(i)	Security becomes interest bearing at a future date.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Coupon represents a 7-Day Yield.
(l)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

AmSurg Corp.	11/02/2023 - 11/06/2023	$25,233	$26,555	3.18%
Clover Holdings, Inc.	12/09/2024	223	282	0.03
Drillco Holdings Luxembourg SA	06/08/2023	3,411	3,922	0.47
Incora New Equity	01/31/2025	15,256	11,895	1.42
Incora Top Holdco LLC 6.000% due 01/30/2033	01/31/2025 - 01/31/2026	7,153	10,833	1.30
Luxco Co. Ltd.	10/01/2025	905	951	0.11
MNSN Holdings, Inc.	03/16/2023 - 03/29/2023	42	233	0.03
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2025	3,313	2,824	0.34
West Marine	09/12/2023	47	21	0.00
Westmoreland Mining Holdings	07/11/2016 - 10/19/2016	2,140	52	0.01
Westmoreland Mining LLC	06/30/2023 - 02/03/2025	1,148	1,173	0.14

$58,871	$58,741	7.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	(0.500)%	01/26/2026	TBD(2)	EUR	(171)	$(198)
1.600	03/30/2026	TBD(2)	(1,188)	(1,374)
1.750	09/01/2025	TBD(2)	(1,050)	(1,226)
2.250	02/26/2026	TBD(2)	(1,447)	(1,676)
4.173	03/26/2026	06/26/2026	GBP	(6,935)	(9,185)
BRC	1.400	02/24/2026	TBD(2)	EUR	(1,394)	(1,614)
1.550	02/03/2026	TBD(2)	(185)	(214)
2.200	02/26/2026	TBD(2)	(1,129)	(1,308)
3.250	12/19/2025	TBD(2)	GBP	(400)	(534)

Schedule of Investments PIMCO High Income Fund (Cont.)	March 31, 2026 (Unaudited)

	3.900	02/12/2026	TBD(2)		$(2,591)	(2,604)
	4.000	02/12/2026	TBD(2)		(18,653)	(18,752)
BYR	4.130	03/16/2026	06/16/2026		(15,873)	(15,902)
	4.130	03/23/2026	06/16/2026		(1,865)	(1,866)
CDC	4.030	03/10/2026	07/08/2026		(295)	(296)
	4.030	03/23/2026	07/21/2026		(1,623)	(1,624)
	4.070	03/02/2026	04/02/2026		(2,987)	(2,998)
	4.130	03/06/2026	04/02/2026		(173)	(173)
	4.130	03/10/2026	04/15/2026		(428)	(429)
	4.130	03/10/2026	07/08/2026		(172)	(173)
	4.130	03/19/2026	06/01/2026		(4,458)	(4,465)
	4.130	03/23/2026	07/21/2026		(8,074)	(8,083)
	4.130	03/25/2026	04/02/2026		(938)	(938)
	4.130	03/30/2026	04/02/2026		(1,353)	(1,353)
	4.140	03/02/2026	06/01/2026		(12,916)	(12,961)
	4.150	03/16/2026	04/02/2026		(420)	(421)
	4.160	03/10/2026	04/02/2026		(1,184)	(1,187)
	4.170	03/02/2026	04/02/2026		(15,543)	(15,597)
	4.200	03/06/2026	04/02/2026		(1,512)	(1,517)
CEW	4.120	02/26/2026	05/27/2026		(16,543)	(16,608)
DBL	4.135	03/20/2026	06/26/2026		(6,948)	(6,957)
	4.235	03/20/2026	06/26/2026		(1,391)	(1,393)
	4.271	03/13/2026	06/12/2026		(1,068)	(1,071)
	4.335	03/20/2026	06/26/2026		(1,368)	(1,370)
	4.371	03/13/2026	06/12/2026		(13,667)	(13,698)
	4.471	03/31/2026	06/12/2026		(750)	(751)
DEU	3.960	02/12/2026	TBD(2)		(4,629)	(4,653)
	3.960	02/20/2026	05/14/2026		(2,259)	(2,269)
	3.970	03/05/2026	TBD(2)		(1,493)	(1,497)
	4.010	02/12/2026	TBD(2)		(1,230)	(1,237)
IND	4.060	03/16/2026	06/16/2026		(489)	(490)
	4.110	03/17/2026	06/16/2026		(3,787)	(3,793)
	4.160	03/16/2026	06/16/2026		(753)	(755)
	4.190	01/16/2026	04/15/2026		(13,954)	(14,076)
	4.190	03/06/2026	04/15/2026		(566)	(568)
	4.190	03/10/2026	04/15/2026		(2,358)	(2,364)
MYI	1.000	03/26/2026	TBD(2)	EUR	(574)	(663)
	1.200	03/18/2026	TBD(2)		(2,085)	(2,411)
	1.350	03/26/2026	TBD(2)		(1,094)	(1,265)
	3.300	12/29/2025	TBD(2)	GBP	(210)	(280)
	3.600	12/12/2025	TBD(2)		$(201)	(203)
NOM	3.950	03/05/2026	TBD(2)		(1,626)	(1,630)
	4.000	03/05/2026	TBD(2)		(7,806)	(7,830)
RDR	4.100	03/30/2026	03/29/2028		(3,719)	(3,720)
RTA	4.155	02/20/2026	08/20/2026		(6,339)	(6,369)
	4.155	03/02/2026	09/02/2026		(5,423)	(5,442)
	4.155	03/26/2026	08/20/2026		(2,362)	(2,364)
	4.155	03/26/2026	09/18/2026		(410)	(411)
	4.380	03/05/2026	05/04/2026		(4,166)	(4,180)
	4.430	03/05/2026	05/04/2026		(1,312)	(1,316)
	4.430	03/13/2026	07/10/2026		(31,128)	(31,201)
	4.480	03/13/2026	07/10/2026		(4,014)	(4,023)
SCX	4.020	03/03/2026	04/02/2026		(1,999)	(2,006)
	4.100	12/12/2025	TBD(2)		(370)	(375)
	4.100	12/15/2025	TBD(2)		(809)	(819)
	4.100	02/10/2026	TBD(2)		(5,919)	(5,952)
SOG	2.110	01/28/2026	TBD(2)	EUR	(525)	(609)
	2.110	02/26/2026	TBD(2)		(1,113)	(1,289)
	2.120	01/23/2026	TBD(2)		(2,199)	(2,552)
	2.180	02/26/2026	TBD(2)		(5,675)	(6,573)
	4.090	01/09/2026	04/09/2026		$(1,849)	(1,866)
	4.190	01/07/2026	04/07/2026		(1,051)	(1,061)
	4.190	01/08/2026	04/08/2026		(1,629)	(1,645)
	4.190	01/09/2026	04/09/2026		(783)	(790)
	4.190	01/14/2026	04/09/2026		(1,733)	(1,749)
	4.190	03/06/2026	04/09/2026		(1,606)	(1,611)
	4.190	03/17/2026	04/08/2026		(499)	(500)
	4.220	01/16/2026	04/16/2026		(10,567)	(10,660)
	4.220	03/02/2026	04/16/2026		(6,145)	(6,167)
	4.220	03/10/2026	04/16/2026		(2,541)	(2,547)
	4.220	03/18/2026	04/16/2026		(8,637)	(8,651)
UBS	2.190	02/27/2026	TBD(2)	EUR	(1,645)	(1,905)
	2.220	02/26/2026	TBD(2)		(1,212)	(1,404)
	2.329	03/27/2026	06/29/2026		(4,184)	(4,837)
	2.436	03/06/2026	06/08/2026		(2,627)	(3,042)

Total Reverse Repurchase Agreements						$(324,136)

(m)		Securities with an aggregate market value of $366,181 and cash of $6,131 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(158,252) at a weighted average interest rate of 4.193%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)		Open maturity reverse repurchase agreement.
(n)		FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO High Income Fund (Cont.)	March 31, 2026 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Morgan Stanley	1.000%	Quarterly	06/20/2026	0.303%		$500	$2	$0	$2	$0	$0
Worldline SA/France	5.000	Quarterly	12/20/2027	10.088	EUR	400	(39)	4	(35)	0	(6)
Worldline SA/France	5.000	Quarterly	12/20/2028	10.418		100	(14)	1	(13)	0	(1)

							$(51)	$5	$(46)	$0	$(7)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	32,280	$(440)	$(936)	$(1,376)	$103	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		13,400	1,297	2,475	3,772	0	(39)
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		6,900	768	481	1,249	0	(22)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		2,700	(7)	2,245	2,238	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	0.850	Semi-Annual	02/01/2027		$43,700	253	1,093	1,346	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		112,200	(2,687)	(1,983)	(4,670)	27	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		23,400	(313)	(16)	(329)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	08/25/2028		27,135	(8)	1,629	1,621	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		89,500	784	(392)	392	61	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2029		79,200	1,112	(2,619)	(1,507)	56	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		76,900	(969)	1,170	201	62	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		31,000	(587)	507	(80)	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		53,300	(5,501)	2,322	(3,179)	46	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		233,400	(2,351)	(2,299)	(4,650)	227	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		127	1	15	16	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		24,800	186	(321)	(135)	26	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		7,300	427	659	1,086	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	02/09/2032		139,800	492	19,083	19,575	0	(134)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		87,000	4,224	9,466	13,690	0	(86)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		59,500	2,570	4,907	7,477	0	(61)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		9,810	(161)	243	82	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Semi-Annual	06/19/2044		395,600	59,600	(103,079)	(43,479)	606	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		6,160	119	229	348	11	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		35,600	(247)	13,684	13,437	84	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		55,100	(135)	22,872	22,737	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		42,480	(165)	16,971	16,806	100	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/15/2051		29,200	2,061	(13,284)	(11,223)	0	(79)
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052		223,450	(4,208)	101,979	97,771	0	(60)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		9,700	916	1,420	2,336	32	0

Schedule of Investments PIMCO High Income Fund (Cont.)	March 31, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	29,000	1,270	2,011	3,281	103	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/26/2029	EUR	65,500	66	(4,699)	(4,633)	150	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030	24,100	(1,059)	4,183	3,124	0	(81)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	3,200	290	289	579	0	(17)
Receive	6-Month EUR-EURIBOR	1.250	Annual	08/19/2049	18,200	76	6,570	6,646	0	(139)
Pay	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050	7,700	1,317	(5,388)	(4,071)	47	0
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052	26,400	424	2,836	3,260	32	0
Pay	Venture Global LNG, Inc.	5.000	Quarterly	12/20/2030	$1,000	31	73	104	4	0
Pay	Worldline SA/France	5.000	Quarterly	12/20/2030	EUR	12,700	(2,066)	(579)	(2,645)	0	(187)

$57,380	$83,817	$141,197	$1,787	$(992)

Total Swap Agreements	$57,329	$83,822	$141,151	$1,787	$(999)

(o)	Securities with an aggregate market value of $703 and cash of $22,140 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2026	$466	CAD	639	$0	$(7)
BOA	04/2026	DOP	175,850	$2,877	13	(14)
04/2026	EUR	4,000	4,636	12	0
04/2026	GBP	86	116	2	0
04/2026	JPY	84,792	532	0	(3)
04/2026	$1,910	EUR	1,642	0	(12)
05/2026	DOP	3,699	$57	0	(4)
05/2026	$531	JPY	84,537	3	0
BPS	04/2026	CAD	637	$470	12	0
04/2026	$696	EUR	602	0	0
08/2030	KWD	58	$195	5	0
01/2031	2,065	6,960	152	0
BRC	04/2026	HKD	2,323	297	0	0
04/2026	TRY	335,445	7,291	0	(111)
04/2026	$9,163	TRY	412,540	51	0
05/2026	TRY	88,283	$1,894	0	(12)
05/2026	$1,062	TRY	49,268	0	0
BSH	04/2026	JPY	468,671	$2,936	0	(17)
04/2026	$14,524	GBP	10,910	0	(83)
05/2026	GBP	10,910	$14,523	83	0
05/2026	$2,936	JPY	467,259	17	0
CBK	04/2026	EUR	2,310	$2,678	8	0
04/2026	GBP	83	111	1	0
04/2026	$1,157	EUR	996	0	(6)
04/2026	8,725	GBP	6,582	0	(13)
06/2026	COP	9,635,835	$2,563	0	(17)
08/2026	51,955,506	13,648	0	(65)
09/2026	2,873,824	742	0	(11)
DUB	04/2026	HKD	11,273	1,441	2	0
06/2026	KZT	26,270	51	0	(3)
FAR	04/2026	GBP	24,110	32,582	670	0
04/2026	JPY	583,538	3,656	0	(21)
04/2026	$9,366	GBP	6,924	0	(201)
04/2026	1,166	JPY	182,193	0	(18)
05/2026	3,656	581,775	21	0
GLM	04/2026	BRL	6,093	$1,147	0	(30)
04/2026	DOP	106,509	1,650	0	(96)

Schedule of Investments PIMCO High Income Fund (Cont.)	March 31, 2026 (Unaudited)

04/2026	KZT	17,692	36	0	0
04/2026	$1,131	BRL	6,093	46	0
05/2026	DOP	74,311	$1,144	0	(78)
06/2026	16,692	272	0	(1)
06/2026	$1,147	BRL	6,175	30	0
07/2026	DOP	5,894	$96	0	0
09/2026	60,157	992	23	(6)
IND	04/2026	EUR	122,918	145,140	3,065	0
JPM	04/2026	HKD	13,155	1,683	3	0
04/2026	$3,807	EUR	3,277	3	(22)
MBC	04/2026	GBP	137	$183	2	0
04/2026	JPY	180,381	1,128	0	(9)
04/2026	$1,665	EUR	1,440	1	(1)
04/2026	1,291	JPY	200,718	0	(26)
05/2026	JPY	1,310,600	$8,238	0	(45)
05/2026	$1,811	EUR	1,573	10	0
05/2026	1,128	JPY	179,836	9	0
NGF	04/2026	2,053	TRY	94,578	4	0
05/2026	915	42,247	0	(2)
SCX	04/2026	919	JPY	143,288	0	(16)
SOG	04/2026	EUR	602	$694	0	(1)
04/2026	$141,204	EUR	121,873	190	(526)
04/2026	5,079	JPY	790,320	0	(100)
05/2026	EUR	102,440	$118,401	0	(185)
05/2026	$696	EUR	602	1	0
06/2026	EGP	3,645	$67	4	0
06/2026	PEN	5,907	1,753	62	0
SSB	04/2026	$6	JPY	926	0	0
UAG	04/2026	TRY	29,117	$630	0	(11)
05/2026	4,655	100	0	(1)

Total Forward Foreign Currency Contracts	$4,505	$(1,774)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Call - OTC USD versus TRY	TRY	49.510	04/15/2026	1,900	$(30)	$(5)
Call - OTC USD versus TRY	49.650	04/17/2026	2,900	(45)	(10)
Call - OTC USD versus TRY	49.650	04/21/2026	1,000	(15)	(4)
Call - OTC USD versus TRY	49.600	04/24/2026	500	(7)	(3)
Call - OTC USD versus TRY	49.990	05/01/2026	1,000	(15)	(8)

Total Written Options	$(112)	$(30)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Argentine Republic Government International Bonds	5.000%	Quarterly	12/20/2026	2.754%	$1,900	$44	$(11)	$33	$0
CBK	Petroleos Mexicanos	1.000	Quarterly	12/20/2026	2.033	300	(3)	1	0	(2)
DUB	Eskom «	4.650	Quarterly	06/30/2029	—◆	3,300	0	142	142	0
Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—◆	94	0	1	1	0
GST	Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738	JPY	20,000	(10)	0	0	(10)
Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662	$1,400	(12)	10	0	(2)
JPM	Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738	JPY	20,000	(10)	1	0	(9)
MYC	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	2.711	$900	(176)	138	0	(38)

Total Swap Agreements	$(167)	$282	$176	$(61)

(q)

Securities with an aggregate market value of $721 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO High Income Fund (Cont.)	March 31, 2026 (Unaudited)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Loan Participations and Assignments	$0	$112,952	$72,125	$185,077
Corporate Bonds & Notes
Banking & Finance	0	92,819	0	92,819
Industrials	0	236,528	20,978	257,506
Utilities	0	43,067	152	43,219
Convertible Bonds & Notes
Industrials	0	30,852	0	30,852
Municipal Bonds & Notes
Michigan	0	1,763	0	1,763
Texas	0	7,869	0	7,869
West Virginia	0	6,151	0	6,151
U.S. Government Agencies	0	24,521	8,186	32,707
U.S. Treasury Obligations	0	1,168	0	1,168
Non-Agency Mortgage-Backed Securities	0	78,632	0	78,632
Asset-Backed Securities
Automobile ABS Other	0	2,778	0	2,778
Home Equity Other	0	43,574	0	43,574
Whole Loan Collateral	0	47,281	0	47,281
Other ABS	0	13,382	1,368	14,750
Sovereign Issues	0	97,538	0	97,538
Common Stocks
Communication Services	3,405	98	3,692	7,195
Consumer Discretionary	0	0	21	21
Financials	4	13,780	0	13,784
Health Care	0	0	26,555	26,555
Industrials	0	0	19,606	19,606
Real Estate	0	0	233	233
Warrants
Communication Services	0	1,176	0	1,176
Preferred Securities
Banking & Finance	0	20,921	10,818	31,739
Industrials	0	2,553	3,106	5,659
Real Estate Investment Trusts
Real Estate	2,601	0	0	2,601
Short-Term Instruments
Mutual Funds	0	660	0	660
Egypt Treasury Bills	0	198	0	198
Nigeria Treasury Bills	0	17,985	0	17,985
Turkey Treasury Bills	0	246	0	246
U.S. Treasury Bills	0	365	0	365

	$6,010	$898,857	$166,840	$1,071,707
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$65,526	$0	$0	$65,526

Total Investments	$71,536	$898,857	$166,840	$1,137,233

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,787	0	1,787
Over the counter	0	4,538	143	4,681

	$0	$6,325	$143	$6,468
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(999)	0	(999)
Over the counter	0	(1,865)	0	(1,865)

	$0	$(2,864)	$0	$(2,864)

Total Financial Derivative Instruments	$0	$3,461	$143	$3,604

Totals	$71,536	$902,318	$166,983	$1,140,837

Schedule of Investments PIMCO High Income Fund (Cont.)	March 31, 2026 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:
Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$41,013	$3,668	$(8,283)	$105	$0	$335	$35,287	$0	$72,125	$(350)
Corporate Bonds & Notes
Banking & Finance	302	0	(37)	0	2	43	0	(310)	0	0
Industrials	19,641	1,339	(1,502)	22	0	1,478	0	0	20,978	1,077
Utilities	0	129	0	(2)	0	25	0	0	152	25
U.S. Government Agencies	8,262	0	(161)	27	53	5	0	0	8,186	2
Asset-Backed Securities		0	0	0	0	0	0	0	0	0
Other ABS	1,468	0	(22)	0	(14,261)	(14,183)	0	0	1,368	(97)
Common Stocks
Communication Services	10,752	0	(9,497)	0	5,042	(2,605)	0	0	3,692	3,476
Consumer Discretionary	20	0	0	0	0	1	0	0	21	0
Financials	7,671	0	(7,860)	0	(8,060)	8,249	0	0	0	0
Health Care	27,263	0	0	0	0	(708)	0	0	26,555	(708)
Industrials	16,246	3,202	(2,333)	0	36	2,455	0	0	19,606	2,455
Real Estate(4)	15	0	0	0	0	218	0	0	233	218
Warrants
Communication Services	2,095	0	(1,888)	0	499	(706)	0	0	0	0
Financials	1	0	(3)	0	(8,989)	8,991	0	0	0	0
Preferred Securities
Banking & Finance	0	10,554	0	0	0	264	0	0	10,818	264
Industrials	3,254	197	0	0	0	(345)	0	0	3,106	(344)

	$138,003	$19,089	$(31,586)	$152	$(25,678)	$31,883	$35,287	$(310)	$166,840	$6,018
Financial Derivative Instruments- Assets
Over the counter	$197	$0	$(1)	$0	$0	$(53)	$0	$0	$143	$(54)

Totals	$138,200	$19,089	$(31,587)	$152	$(25,678)	$31,830	$35,287	$(310)	$166,983	$5,964

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2026	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$12,291	Comparable Companies			EBITDA Multiple		X	16.360	—
		15,839	Discounted Cash Flow			Discount Rate			6.790 - 9745	8.477
		4,577	Indicative Market Quotation			Broker Quote			101.250	—
		3,000	Recent Transaction			Purchase Price			100.000	—
		36,417	Third Party Vendor			Broker Quote			43.500 - 97.750	93.619
Corporate Bonds & Notes
Industrials		20,978	Comparable Companies / Discounted Cash Flow			EBITDA Multiple/Discount Rate		X/ %	12.500/10.000	—
Utilities		152	Indicative Market Quotation			Broker Quote		EU R	12.000
U.S. Government Agencies		8,186	Discounted Cash Flow			Discount Rate			11.670	—
Asset-Backed Securities
Other ABS		1,368	Discounted Cash Flow			Discount Rate			12.000 - 20.000	15.101
Common Stocks
Communication Services		3,335	Indicative Market Quotation			Broker Quote			$15.000	—
		356	Reference Instrument			Liquidity Discount			12.000	—
Consumer Discretionary		21	Comparable Companies / Discounted Cash Flow			Revenue Multiple / Discount Rate		X / %	0.500/20.750	—
Health Care		26,555	Comparable Companies			EBITDA Multiple		X	16.360	—
Industrials		11,895	Comparable Companies / Discounted Cash Flow			EBITDA Multiple/Discount Rate		X/ %	12.500/10.000
		6,760	Indicative Market Quotation			Broker Quote			$0.594 - 23.000	19.575
Real Estate		233	Other Valuation Techniques(3)			—			—	—
		951	Indicative Market Quotation			Broker Quote		EU R	16.000	—
Preferred Securities
Banking & Finance		4,375	Discounted Cash Flow			Discount Rate			11.900	—
		6,443	Recent Transaction			Purchase Price			$0.000	—
Industrials		281	Comparable Companies			Revenue/ EBITDA Multiple		X	4.625/18.000	—

Schedule of Investments PIMCO High Income Fund (Cont.)	March 31, 2026 (Unaudited)

	2,824	Discounted Cash Flow	Discount Rate	19.155	—
Financial Derivative Instruments- Assets
Over the counter	143	Indicative Market Quotation	Broker Quote	0.191 - 4.267	4.252

Total	$166,983

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.
(4)		Sector type updated from Common Stocks Financials to Preferred Securities Industrials since prior fiscal year end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (”ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other thanETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements(Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value

Notes to Financial Statements(Cont.)

hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2026, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Fund’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$73,274	$481,145	$(488,900)	$23	$(16)	$65,526	$1,046	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BPS	BNP Paribas S.A.	FAR	Wells Fargo Bank National Association	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	RTA	RBC (Barbados) Trading Bank Corp.

BSH	Banco Santander S.A. - New York Branch	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BYR	The Bank of Nova Scotia - Toronto	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CDC	Natixis Securities Americas LLC	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
CEW	Canadian Imperial Bank of Commerce World Markets	MYC	Morgan Stanley Bank, N.A.	UBS	UBS Securities LLC
DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
BRL	Brazilian Real	EUR	Euro	KZT	Kazakhstani Tenge
CAD	Canadian Dollar	GBP	British Pound	NGN	Nigerian Naira
COP	Colombian Peso	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
DOP	Dominican Peso	JPY	Japanese Yen	TRY	Turkish New Lira
EGP	Egyptian Pound	KWD	Kuwaiti Dinar	USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BISTREFI	Turkish Lira Overnight Reference Rate	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	SONIO	Sterling Overnight Interbank Average Rate
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	TSFR1M	Term SOFR 1-Month
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	TSFR3M	Term SOFR 3-Month
EUR003M	3 Month EUR Swap Rate	MSMMUSTF	MSILF Money Market US Treasury Fund Index	TSFR6M	Term SOFR 6-Month
EUR006M	6 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR
FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
CDO	Collateralized Debt Obligation	JSC	Joint Stock Company	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TBD	To-Be-Determined
DAC	Designated Activity Company	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding
EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization